OFI Global Asset Management, Inc.

Two World Financial Center

225 Liberty Street, 11th Floor

New York, New York 10281-1008

March 5, 2013

VIA EDGAR

Securities and Exchange Commission

100 F Street, NE

Washington, DC, 20549

Re:	Oppenheimer Quest for Value Funds (the “Registrant”)

File Nos. 33-15489; 811-5225

To the Securities and Exchange Commission:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended (the "Securities Act"), on behalf of Oppenheimer Quest for Value Funds (the “Registrant”), with respect to one of its series: Oppenheimer Global Allocation Fund (the “Fund”), I hereby represent that the form of Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) under the Securities Act would not have differed from that contained in Post-Effective Amendment No. 83 to the Registrant’s Registration Statement on Form N-1A, which was filed electronically with the Securities and Exchange Commission on February 27, 2013.

Sincerely,

/s/ Edward Gizzi

Edward Gizzi

Vice President & Associate Counsel

212-323-4091

egizzi@oppenheimerfunds.com

cc: Kramer Levin Naftalis & Frankel LLP

Gloria LaFond